Net Loss Per Common Share (Details 2) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock options
Anti-dilutive securities
Potentially dilutive securities outstanding excluded from the computations of diluted weighted-average shares outstanding (in shares)	1,356,246	311,365	281,029	229,791
Warrants
Anti-dilutive securities
Potentially dilutive securities outstanding excluded from the computations of diluted weighted-average shares outstanding (in shares)	2,445	18,810	18,809	4,170
Redeemable Convertible Preferred Stock
Anti-dilutive securities
Potentially dilutive securities outstanding excluded from the computations of diluted weighted-average shares outstanding (in shares)		6,552,820	6,552,820	6,552,820
Restricted stock
Anti-dilutive securities
Potentially dilutive securities outstanding excluded from the computations of diluted weighted-average shares outstanding (in shares)	153,589	28,536	15,387	55,298